General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General And Administrative Expenses [Line Items]
General and administrative expenses		$ 8,010	$ 5,380	$ 256
General and administrative expenses
General And Administrative Expenses [Line Items]
Salaries, wages and related expenses	[1]	1,328	556	107
Share-based payment	[1]	2,484	3,343	0
Legal and professional services	[1]	1,499	991	112
Contingent liability expenses		0	217	0
Insurance		1,837	0	0
Corporate costs		343	60	0
Maintenance, office and software fees		149	38	10
Depreciation and amortization		263	151	20
Others		$ 107	$ 24	$ 7

[1]	Including expenses in respect of related parties - see Note 18.